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                                                                  THE HARTFORD

February 13, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE: Hartford Life Insurance Company
    Separate Account Two (DC-II) ("Registrant")
    Post-Effective Amendment No. 15
    File No. 33-59541

Ladies and Gentlemen:

    Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above referenced Registration Statement filed on Form N-4.

    If you have any questions concerning this filing, please call me at
(860) 843-8336.

Sincerely,

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/s/ Shane Daly
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Shane Daly
Associate Counsel
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Enclosure